Schedule of investments
Delaware Emerging Markets Fund	August 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.09%Δ
Argentina − 0.54%
Cablevision Holding GDR	443,972	$ 1,220,967
Cresud ADR	1,660,184	13,281,472
Grupo Clarin GDR Class B 144A #, †	131,213	213,526
IRSA Inversiones y Representaciones ADR	1,474,962	10,619,726
		25,335,691
Australia − 0.29%
Rio Tinto ADR	166,832	10,427,000
Woodside Energy Group ADR	137,332	3,279,488
		13,706,488
Bahrain − 0.07%
Aluminium Bahrain GDR 144A #	221,400	3,288,698
		3,288,698
Brazil − 4.91%
Atacadao	500,000	1,043,002
Banco Bradesco ADR	13,700,000	40,963,000
Banco Santander Brasil ADR	2,751,128	14,993,648
BRF ADR †	6,850,000	12,535,500
Centrais Eletricas Brasileiras ADR	989,541	7,035,637
Embraer ADR †	420,704	6,579,811
Itau Unibanco Holding ADR	5,952,439	32,738,414
Rumo	1,905,351	8,576,301
Telefonica Brasil ADR	2,050,000	17,302,000
TIM ADR	1,244,820	18,249,061
Vale ADR	5,000,000	65,850,000
XP Class A †	211,715	5,364,858
		231,231,232
Chile − 1.19%
Cia Cervecerias Unidas ADR	410,528	6,047,078
Sociedad Quimica y Minera de Chile ADR	800,000	50,072,000
		56,119,078
China − 27.03%
Alibaba Group Holding †	2,300,000	26,453,805
Alibaba Group Holding ADR †	1,940,000	180,226,000
ANTA Sports Products	2,317,600	26,109,516
Baidu ADR †	420,000	59,988,600
BeiGene †	1,615,700	26,206,053
China Petroleum & Chemical Class H	30,000,000	17,558,512
China Tower Class H 144A #	30,000,000	2,907,292
DiDi Global ADR †	1,278,300	4,384,569
NQ- 019 [0823] 1023 (3151762)    1

Schedule of investments
Delaware Emerging Markets Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Full Truck Alliance ADR †	1,800,000	$ 12,060,000
Guangshen Railway Class H †	11,000,000	2,524,753
Hengan International Group	2,000,000	7,421,245
Innovent Biologics 144A #, †	1,880,000	8,414,315
iQIYI ADR †	1,450,000	7,308,000
JD.com ADR	2,280,000	75,718,800
Joinn Laboratories China Class H 144A #	120,187	240,608
Kangji Medical Holdings	3,000	2,651
Kunlun Energy	21,000,000	15,370,393
Kweichow Moutai Class A	700,000	177,347,672
Meituan Class B 144A #, †	500,000	8,192,697
New Oriental Education & Technology Group ADR †	700,000	37,968,000
PetroChina Class H	18,000,000	12,991,004
Ping An Insurance Group Co. of China Class H	4,000,000	23,946,904
Shanghai Junshi Biosciences Class H 144A #, †	600,000	1,637,264
Sohu.com ADR †	2,219,642	23,439,420
Sun Art Retail Group	15,079,500	3,538,006
TAL Education Group ADR †	1,030,000	7,261,500
Tencent Holdings	4,800,000	198,919,967
Tencent Music Entertainment Group ADR †	950,000	6,479,000
Tianjin Development Holdings	15,885,550	3,180,209
Tingyi Cayman Islands Holding	13,000,000	19,096,317
Trip.com Group ADR †	582,400	22,894,144
Tsingtao Brewery Class H	7,000,000	58,330,730
Uni-President China Holdings	31,186,000	23,064,362
Weibo ADR	1,450,000	18,705,000
Wuliangye Yibin Class A	7,000,000	149,703,712
ZhongAn Online P&C Insurance Class H 144A #, †	739,600	2,197,387
		1,271,788,407
Hong Kong − 0.21%
Vinda International Holdings	4,300,000	9,957,220
		9,957,220
India − 14.78%
Aurobindo Pharma	1,500,000	15,038,729
Glenmark Pharmaceuticals	1,167,988	10,819,087
HCL Technologies	2,800,000	39,644,506
Indiabulls Real Estate GDR †	102,021	98,526
Infosys	2,640,000	45,775,573
Jio Financial Services †	10,500,000	29,615,425
Lupin	2,500,000	33,153,151
2    NQ- 019 [0823] 1023 (3151762)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Reliance Industries	10,500,000	$ 305,286,204
Reliance Industries GDR 144A #	2,340,879	136,005,070
Tata Chemicals	1,866,909	23,936,711
Tata Consultancy Services	200,000	8,109,559
Tata Consumer Products	2,128,276	21,449,541
United Breweries	1,000,000	18,319,467
Zee Entertainment Enterprises	2,530,000	8,012,997
		695,264,546
Indonesia − 1.72%
Astra Agro Lestari	9,132,500	4,557,255
Astra International	180,000,000	76,231,123
		80,788,378
Malaysia − 0.06%
UEM Sunrise	17,000,000	2,674,899
		2,674,899
Mexico − 4.78%
America Movil ADR	1,369,199	26,247,545
Cemex ADR †	4,300,000	34,271,000
Coca-Cola Femsa ADR	300,000	25,422,000
Fomento Economico Mexicano ADR	688,329	77,450,779
Grupo Financiero Banorte Class O	4,000,000	33,953,257
Grupo Televisa ADR	6,017,000	26,956,160
Sitios Latinoamerica †	1,369,199	577,375
		224,878,116
Peru − 0.73%
Cia de Minas Buenaventura ADR	3,217,400	27,476,596
Credicorp	50,000	7,071,500
		34,548,096
Republic of Korea − 22.35%
Kakao	200,000	7,278,230
Kakaopay †	100,000	3,423,492
KB Financial Group ADR	245,928	9,928,113
LG Uplus	2,403,542	19,002,848
Lotte	300,000	5,662,947
Lotte Chilsung Beverage	44,000	4,324,267
Lotte Wellfood	60,000	5,056,932
Samsung Electronics	5,200,000	263,196,520
Samsung Life Insurance	360,939	18,459,978
Shinhan Financial Group	300,000	8,068,848
NQ- 019 [0823] 1023 (3151762)    3

Schedule of investments
Delaware Emerging Markets Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Republic of Korea (continued)
SK Hynix	3,490,000	$ 321,605,447
SK Square †	7,031,497	239,924,732
SK Telecom	2,175,168	79,074,577
SK Telecom ADR	3,312,676	66,518,534
		1,051,525,465
Russia − 0.01%
EL5-ENERO PJSC =, †	1,058,050	0
Etalon Group GDR 144A #, =, †	1,616,300	0
Gazprom PJSC =, †	29,200,000	0
LUKOIL PJSC =	492,501	0
Rosneft Oil PJSC =	14,555,684	0
Sberbank of Russia PJSC =	3,200,000	0
Sberbank of Russia PJSC =	12,000,000	0
Surgutneftegas PJSC ADR =, †	2,014,441	0
T Plus PJSC =, †	36,096	0
VEON ADR †	29,290	494,122
VK GDR =, †	551,200	0
Yandex Class A =, †	920,000	0
		494,122
South Africa − 0.33%
Naspers Class N	86,398	14,717,580
Sun International	364,166	712,713
		15,430,293
Taiwan − 16.22%
FIT Hon Teng 144A #, †	38,000,000	5,087,760
MediaTek	10,092,000	223,411,050
Taiwan Semiconductor Manufacturing	31,000,000	534,407,235
		762,906,045
Turkey − 1.39%
Akbank	19,500,000	21,003,172
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	209,670
Turk Telekomunikasyon †	951,192	914,161
Turkcell Iletisim Hizmetleri	2,427,827	5,070,040
Turkcell Iletisim Hizmetleri ADR	4,449,485	23,404,291
Turkiye Sise ve Cam Fabrikalari	7,651,443	14,675,628
		65,276,962
United Kingdom − 0.07%
Griffin Mining †	3,056,187	3,194,052
		3,194,052
4    NQ- 019 [0823] 1023 (3151762)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States − 1.41%
Intel	500,000	$ 17,570,000
Micron Technology	700,000	48,958,000
		66,528,000
Total Common Stocks (cost $4,772,080,970)		4,614,935,788

Preferred Stocks – 1.95%Δ
Brazil − 0.92%
Braskem Class A †, ω	1,470,000	6,658,273
Petroleo Brasileiro ADR ω	2,500,000	32,350,000
Usinas Siderurgicas de Minas Gerais Usiminas Class A 4.79% ω	3,235,733	4,495,480
		43,503,753
Republic of Korea − 1.03%
Samsung Electronics 2.55% ω	1,183,100	48,335,464
		48,335,464
Russia − 0.00%
Transneft PJSC =, ω	12,000	0
		0
Total Preferred Stocks (cost $66,489,867)		91,839,217

Rights – 0.03%
Brazil − 0.03%
AES Brasil Energia	518,861	1,158,834
Total Rights (cost $1,572,319)		1,158,834

Warrants – 0.02%
Argentina − 0.02%
IRSA Inversiones y Representaciones, exercise price $0.432, expiration date 3/5/26 †	1,637,840	667,010
Total Warrants (cost $0)		667,010

Exchange-Traded Fund – 0.23%
iShares MSCI Turkey ETF	290,275	10,876,604
Total Exchange-Traded Fund (cost $13,207,352)		10,876,604

NQ- 019 [0823] 1023 (3151762)    5

Schedule of investments
Delaware Emerging Markets Fund   (Unaudited)
	Number ofshares	Value (US $)

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	$ 0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,056)		0

Short-Term Investments – 0.06%
Money Market Mutual Funds – 0.06%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	712,427	712,427
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	712,427	712,427
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.36%)	712,427	712,427
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.25%)	712,427	712,427
Total Short-Term Investments (cost $2,849,708)		2,849,708
Total Value of Securities−100.38% (cost $4,864,759,272)		4,722,327,161
Liabilities Net of Receivables and Other Assets — (0.38%)		(17,643,471)
Net Assets Applicable to 256,763,598 Shares Outstanding — 100.00%	$4,704,683,690
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $168,184,617, which represents 3.57% of the Fund's net assets.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
6    NQ- 019 [0823] 1023 (3151762)

(Unaudited)
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
NQ- 019 [0823] 1023 (3151762)    7